Basic and diluted net income per share - Summary of Basic Income Per Share and Diluted Income Per Share (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 33,585,084	$ 5,147,140	¥ 47,236,997	¥ 27,412,441
Net income attributable to ordinary shareholders - basic and diluted	¥ 33,585,084	$ 5,147,140	¥ 47,236,997	¥ 27,412,441
Denominator:
Denominator for basic and diluted income per share - weighted-average ordinary shares outstanding (Note 12) Basic and diluted	54,166,750	54,166,750	50,000,000	50,000,000
Basic and diluted income per share | (per share)	¥ 0.62	$ 0.10	¥ 0.94	¥ 0.55